INCOME TAXES - Narrative (Details) € in Millions, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Income Tax [Abstract]
Effective tax rate				40.60%	23.60%	20.00%
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		€ 2,181		€ 2,181	€ 1,974
Unrecognised deferred tax assets		569		569	356
Operating loss carryforward		14		14
Temporary differences associated with investments in subsidiaries for which a deferred tax liability has not been recognized		0		0
Reduction in deferred taxes not recognised related to tax cuts and jobs act				174	30
Effect of tax rate changes on equity				8
Deferred tax book expense				(16)	(43)	€ (51)
Capitalized Assets Expensed For Tax Related Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)					(27)
Purchase Accounting Related Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)					(22)
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward		11		€ 11
Between 2025 and 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward					3
Between 2021 and 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward					13
Between 2028 and 2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward					€ 15
IRS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Book tax expense related to US tax cuts and jobs act | $			$ 320
Reduction in deferred taxes not recognised related to tax cuts and jobs act		178
Income tax charge related to the deemed repatriation of profits under the tax cuts and jobs act | $			125
Net reduction in deferred tax liability | $			$ 3
Deferred tax benefit recognized in other reserves related to US tax law changes		27
Effect of tax rate changes on equity		€ 8
Deferred tax book expense | $	$ 16